Property and equipment - Summary of Property and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 348
Ending balance	247	€ 348
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	540	505
Additions	8	19
Disposals	(1)	(1)
Exchange differences	(10)	17
Ending balance	537	540
Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(192)	(133)
Depreciation charge	(54)	(59)
Impairment charge	(49)
Disposals	1	1
Exchange differences	4	(1)
Ending balance	(290)	(192)
Property and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	32
Ending balance	14	32
Property and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	92	83
Additions	4	8
Disposals	(1)	(1)
Exchange differences	(2)	2
Ending balance	93	92
Property and equipment | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(60)	(46)
Depreciation charge	(14)	(15)
Impairment charge	(7)
Disposals	1	1
Exchange differences	1	0
Ending balance	(79)	(60)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	316
Ending balance	233	316
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	448	422
Additions	4	11
Disposals	0	0
Exchange differences	(8)	15
Ending balance	444	448
Leasehold improvements | Accumulated amortization
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(132)	(87)
Depreciation charge	(40)	(44)
Impairment charge	(42)
Disposals	0	0
Exchange differences	3	(1)
Ending balance	€ (211)	€ (132)